INCOME TAXES - Income tax provision (benefit) (Details) - USD ($)	3 Months Ended		9 Months Ended			12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2022
INCOME TAXES
Net income (loss) before taxes	$ 704,156	$ 1,014,624	$ 417,483	$ 801,866	$ (248,154)	$ 2,110,066
Federal
Current						812,473
Income tax expense (benefit)	$ 276,753	$ 224,021	$ 1,325,160	$ 224,021	$ 0	$ 812,473